Commitments For Expenditure	12 Months Ended
Jun. 30, 2022
Commitments For Expenditure [Abstract]
Commitments For Expenditure

NOTE 25: COMMITMENTS FOR EXPENDITURE

(a)
Operating Leases

Operating leases related to photocopier with lease term of 4 years (2021: 5 years). The following table gives information about this lease commitment, which are not included in the lease liability due to the application of the practical expedients to exclude low value leases from lease liabilities.

	2022 A$	2021 A$
Non-cancellable Operating Lease Commitments
Within one year	5,064	5,064
Later than one year but not greater than five	13,504	19,412
Later than five years	-	-
Minimum lease payments	18,568	24,476

(b)
Rental Agreements

The Group previously sub-lets areas of its facility, which expired on July 12, 2021. Rent received from these agreements was treated according to the accounting policy outlined in Note 2(s)(iii). The following table gives information about future rental income.

Future Rental Income Receivable	2022 A$	2021 A$
Within one year	-	6,549
Later than one year but not greater than five	-	-
	-	6,549